EATON VANCE LOW DURATION FUND
                                  Supplement to
                         Prospectus dated March 1, 2005



THE FOLLOWING REPLACES THE 2ND PARAGRAPH UNDER "VALUING SHARES":

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated
prepayments  and  interest  rates  provided  by  dealers.   Certain  other  MBS,
including, but not limited to, collateralized mortgage obligations and adjustable rate mortgage-backed securities are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Securities held by Cash Management Portfolio are valued at amortized cost according to a Securities and Exchange Commission rule. Cash Management Portfolio will not normally have gains and losses so long as it values its investments by the amortized cost method.




July 1, 2005                                                              LDFPS2

                                   EATON VANCE
                                LOW DURATION FUND

                                  Supplement to
             Statement of Additional Information dated March 1, 2005



THE FOLLOWING REPLACES THE FIRST FOUR SENTENCES OF THE THIRD PARAGRAPH UNDER "CALCULATION OF NET ASSET VALUE":


As authorized by the Trustees, most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate mortgage-backed securities are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value.


July 1, 2005

                                   EATON VANCE
                             DIVERSIFIED INCOME FUND
                 Supplement to Prospectus Dated December 6, 2004

                                   EATON VANCE
                              STRATEGIC INCOME FUND
                         Supplement to Prospectus Dated
                                  March 1, 2005



1. THE FOLLOWING REPLACES THE FIRST SENTENCE OF "BOSTON INCOME PORTFOLIO" UNDER "MANAGEMENT AND ORGANIZATION":


Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equivalent to 0.625% annually of the average daily net assets of the Portfolio throughout the month up to $1.5 billion, which fee is reduced on assets of $1.5 billion and more.



2.   THE FOLLOWING REPLACES THE 2ND PARAGRAPH UNDER "VALUING SHARES":


The Trustees of each Portfolio have adopted procedures for valuing Portfolio investments and have delegated to the investment adviser the daily valuation of such investments. Most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate mortgage-backed securities are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Portfolio values its assets that would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change on days when Fund shares cannot be redeemed. The investment adviser expects to use fair value pricing primarily when a security is not priced by the pricing service or the pricing system, or the pricing service or pricing system price is deemed unreliable. The investment adviser may also fair value price foreign securities under the circumstances described above. Eaton Vance has established a Valuation Committee that oversees the valuation of Portfolio investments.


July 1, 2005                                                             DISIFPS

                                   EATON VANCE
                             DIVERSIFIED INCOME FUND

                                  Supplement to
           Statement of Additional Information dated December 6, 2004


1. THE FOLLOWING REPLACES THE 1ST SENTENCE OF THE THIRD PARAGRAPH UNDER "INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES":

BOSTON INCOME PORTFOLIO: Prior to March 28, 2005, the Portfolio paid the investment adviser a monthly fee of 0.625% annually of the average daily net assets of the Portfolio. As of March 28, 2005, the investment adviser and the Trustees of the Portfolio agreed to a contractual reduction of the Portfolio's advisory fee ("Fee Reduction Agreement"). Pursuant to the Fee Reduction Agreement, the Portfolio pays a monthly advisory fee on average daily net assets that is computed as follows:

          Average Daily Net Assets                        Annual Fee Rate
              up to $1.5 billion                               0.625%
              $1.5 billion, but less than $2 billion           0.600%
              $2 billion and over                              0.575%



2. THE FOLLOWING REPLACES THE FIRST FOUR SENTENCES OF THE THIRD PARAGRAPH UNDER "CALCULATION OF NET ASSET VALUE":


As authorized by the Trustees, most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate mortgage-backed securities are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services.




July 1, 2005

                                   EATON VANCE
                              STRATEGIC INCOME FUND

                                  Supplement to
             Statement of Additional Information dated March 1, 2005



1. THE FOLLOWING REPLACES THE 1ST SENTENCE OF THE FOURTH PARAGRAPH UNDER "INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES":


BOSTON INCOME PORTFOLIO: Prior to March 28, 2005, the Portfolio paid the investment adviser a monthly fee of 0.625% annually of the average daily net assets of the Portfolio. As of March 28, 2005, the investment adviser and the Trustees of the Portfolio agreed to a contractual reduction of the Portfolio's advisory fee ("Fee Reduction Agreement"). Pursuant to the Fee Reduction Agreement, the Portfolio pays a monthly advisory fee on average daily net assets that is computed as follows:

         Average Daily Net Assets                        Annual Fee Rate
             up to $1.5 billion                               0.625%
             $1.5 billion, but less than $2 billion           0.600%
             $2 billion and over                              0.575%



2. THE FOLLOWING REPLACES THE FIRST TWO SENTENCES OF THE FOURTH PARAGRAPH UNDER "CALCULATION OF NET ASSET VALUE":


As authorized by the Trustees, most seasoned fixed-rate 30 year MBS are valued through the use of a matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Certain other MBS, including, but not limited to, collateralized mortgage obligations and adjustable rate mortgage-backed securities are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Other debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services.




July 1, 2005